Financial instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash equivalents	$ 0	$ 0
Receivable related to working capital adjustment	5,845	7,898
Current derivative assets	1,218	648
Non-current derivative assets	768	700
Interest rate swaps
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Current derivative assets	1,218	648
Non-current derivative assets	$ 768	700
Foreign currency risk
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Increase (decrease) in total other comprehensive income (loss)	$ 76	59
Interest rate risk
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	1.00%
Increase (decrease) in finance costs	$ 779	$ 522
Share capital
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Common shares returned from escrow (in shares)	142,124
NetFortris
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Common shares received from escrow	$ 2,053
Common shares returned from escrow through cash	351
Common shares returned from escrow excluding cash	$ 1,702
NetFortris | Share capital
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Common shares returned from escrow (in shares)	142,124